Financial instruments - Natural gas forward contracts (Details) - Natural gas forward contract	12 Months Ended
	Dec. 31, 2017 USD ($) $ / MMBTU	Dec. 31, 2016 USD ($) $ / MMBTU
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Cash flow hedges
Disclosure of financial assets [line items]
Notional amount	473,000,000	$ 484,000,000
Negative fair value	$ 90,200,000	$ 61,900,000
Cash flow hedges | Geismar 2 Facility
Disclosure of financial assets [line items]
Percentage of gas requirement for forward contracts that will be managed for changes in prices	40.00%
Average contract price (in usd per mmbtu) | $ / MMBTU	3.74	3.68
Remaining term	8 years
Cash flow hedges | Medicine Hat Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	1.96